Average Annual Total Returns ((WFA Income Funds - R6), (Wells Fargo Advantage Short Duration Government Bond Fund))	0 Months Ended
Jan. 01, 2013
Barclays 1-3 Year Government Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.56%
5 Years	3.80%
10 Years	3.38%
Class R6
Average Annual Return:
1 Year	2.46%
5 Years	4.85%
10 Years	4.02%
Inception Date of Share Class	Nov. 30, 2012